Trade and Other Receivables - Schedule of trade and other receivables, net (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Amazonas Distribuidora de Energia [member]
Disclosure of trade and other receivables [line items]
Finance lease receivable	$ 199	$ 233